SECURED BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2017
SECURED BORROWINGS [Abstract]
Secured Borrowings
The Company’s secured borrowings balance, net as of December 31, 2017 and 2016 are presented below (dollars in thousands):

	Outstanding principal balance as of December 31,		Weighted average interest rate(1) as of December 31,
	2017	2016	2017	2016	Maturity date
Securitization Notes	$101,551	$139,741	3.06%	3.36%	November 2033
Nord LB Facility	153,176	171,509	4.47%	4.14%	November 2018
CBA Facility	49,080	56,146	5.53%	5.45%	October 2020
Term Loan	431,271	404,016	4.25%	4.41%	February 2023
Magellan Acquisition Limited Facility	331,768	—	3.15%	—	December 2025
Fly Acquisition III Facility	86,520	113,045	3.41%	2.88%	February 2022
Other Aircraft Secured Borrowings	905,525	980,967	3.83%	3.50%	September 2019 – June 2028
Unamortized debt discounts and loan costs	(29,216)	(33,439)
Total	$2,029,675	$1,831,985

(1)	Represents the contractual interest rates and effect of derivative instruments and excludes the amortization of debt discounts and debt issuance costs.

Future Minimum Principal Payments on Secured Borrowings
The anticipated future minimum principal payments due for its secured borrowings are as follows (dollars in thousands):

Year ending December 31,
2018	$309,914
2019	169,230
2020	187,184
2021	152,497
2022	174,436
Thereafter	1,065,630
Future minimum principal payments due	$2,058,891